Income Tax - Summary of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current income tax:
Current taxes	€ 58,369	€ 58,572	€ 62,610
Prior years taxes	796	(841)	(1,932)
Deferred tax:
Deferred taxes	(9,890)	(15,209)	(16,815)
Income tax expense reported in the statement of profit or loss	€ 49,275	€ 42,522	€ 43,863